BUSINESS COMBINATIONS (Details) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 25, 2024	Jul. 13, 2023	Jan. 10, 2023	Aug. 30, 2023	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Cash paid	$ 2,600,000
Common shares issued, shares		10,151,250		1,022,025		10,151,250	1,022,025
Common shares issuable		$ 2,428,656		$ 270,133
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Cash paid, shares
Cash paid					$ 479,000
Cash payable, shares
Cash payable					$ 370,537
Common shares issued, shares					825,000
Common shares issued					$ 122,376
Common shares issuable, shares			200,000		200,000
Common shares issuable			$ 35,806		$ 35,806
Total, shares					1,025,000
Total					$ 1,007,719